UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09032
STI Classic Variable Trust

(Exact name of registrant as specified in charter)

Citi Fund Services, 3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services, 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 12/31
Date of reporting period: 06/30/07
Item 1. Reports to Stockholders.
     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TABLE OF CONTENTS
STI CLASSIC VARIABLE TRUST June 30, 2007

Letter to Shareholders	1
Industry Allocation	3
Schedules of Portfolio Investments	4
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	21
Trustees and Officers of the STI Classic Variable Trust	28
Additional Information	30
Past performance does not guarantee future results.
The following information and opinions are for general information only. STI Classic Variable Trust and Trusco Capital Management, Inc. do not assume liability for any loss which may result from the reliance by any person upon such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security, or as offering individual or personalized investment advice.
This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the STI Classic Variable Trust can be found in the fund’s prospectus. To obtain more information, call 1-888-STI-FUND. Please read the prospectus carefully before investing.
STI Classic Variable Trust is distributed by Foreside Distribution Services, L.P., which is not affiliated with Trusco Capital Management, Inc.

LETTER TO SHAREHOLDERS
STI CLASSIC VARIABLE TRUST June 30, 2007
Dear Valued STI Classic Variable Trust Shareholder,
The domestic and international equity markets generated healthy returns in the second quarter, with the S&P 500 Index gaining 6.3% and the MSCI EAFE index up 6.4%. The strength followed a sluggish start at the beginning of the year, and was due primarily to improved economic growth, lower core inflation and better than expected corporate profits. Through the first six months the S&P 500 was up 7.0% including dividends, and the MSCI EAFE returned 10.7%. The Dow Jones Industrial Average rose 8.5% in the quarter and 7.6% year to date, while the NASDAQ Index rose 7.5% and 7.8%, respectively. The broader domestic Russell 3000® index rose 5.8% in the second quarter and 7.1% year-to-date. However, as is often the case, the forces that were good for stocks were challenging for bonds, and the Lehman Brothers U.S. Aggregate Bond index fell 0.5% for the quarter trimming the year-to-date performance to 1.0%. U.S. yields rose back to the high end of their trading range. Anxieties about economic growth prospects diminished, but worries about housing, subprime mortgage defaults, and a bulging calendar of new debt related to the current merger and acquisition boom intensified lifting credit spreads higher from relatively low levels.
Economic growth accelerated moderately in the second quarter, while core inflation eased. Improved manufacturing data, particularly exports, provided much of the strength, while job gains continued. The pace of overall growth during the period moved up close to its long-term average of 3.4%, although final estimates will not be available for some time. Inflation data was a mixed bag. Core inflation dipped back into the Federal Reserve’s Board (the “Fed’s”)unofficial 1-2.0% target zone for the first time in three years, but higher oil prices, continued dollar weakness, low unemployment and relatively tight manufacturing capacity prevented the Fed and the markets from declaring victory over inflation. Economic growth overseas improved, particularly in developing countries, but that strength prompted foreign central banks to continue raising interest rates to contain inflation pressures.
Stocks rallied for much of the quarter as recession fears faded and company earnings surpassed lowered expectations. Equities also benefited from a steady dose of company share repurchases as well as merger and acquisition announcements and leveraged buyouts. Higher oil prices helped Energy stocks lead the market advance, but there was also considerable strength in the Technology, Industrials, and Telecom sectors. Utilities and Financials lagged the market in the second quarter due to interest rate and credit concerns. More broadly, Large-Cap stocks outperformed both Mid- and Small-Caps, as investors gravitated to the relatively attractive valuations, stronger balance sheets, and higher level of foreign earnings exposure. Internationally, strong performance from Germany, Portugal, and Canada along with the weaker dollar, helped drive Large-Cap returns overseas.
In the fixed income markets, bond yields rose and credit spreads widened from relatively low levels due primarily to three factors. The first was stronger economic growth which sustained inflation concerns and all but eliminated expectations of a Fed rate cut later this year. The second factor was further deterioration in the subprime market and downgrades associated with that sector and credit derivatives. The third major factor was a heavy supply of corporate debt, much of it lower quality with generous covenants, which absorbed available liquidity. The yield on the 10-year Treasury note rose to over 5.0% from approximately 4.7% in March and at the beginning of the year. Short term rates fell slightly and the Treasury yield curve returned to a slightly positive slope. Investment-grade Corporate bonds were the weakest sector over the past six months, though High Yield and Securitized debt weakened noticeably in June.
The outlook for the remainder of the year remains positive, though growth is expected to continue at a sub-potential pace with moderating inflation pressures. We believe the most likely scenario in this environment is a steady Fed policy and range-bound bond yields through the end of the year. We believe stocks can continue to advance given the current reasonable valuations and better than expected earnings growth.

There are still risks that may create temporary stumbling blocks to the equity advance. While the current weakness in the housing market is perhaps the most visible source of concern, higher oil prices, potential credit “contagion from the subprime mortgage markets, ongoing global central bank interest rate hikes, and possible fallout from political shifts in Washington are ongoing risks that could impact the markets near-term. However, it is important to stress that markets can and do climb a “wall of worry” to higher levels as long as economic and earnings growth continues within a climate of manageable inflation and interest rates.
There are many exciting changes taking place at Trusco Capital that we believe will improve performance in the coming quarters. However, as we anxiously welcome the new, we wish to express a strong note of gratitude to Bob Rhodes, who retired from Trusco Capital Management on March 31, 2007. Bob was a founding member and Executive Vice President of Trusco and made significant contributions to the growth and success of Trusco. We are deeply indebted to him for his performance and strong personal integrity that has set a high standard for us all going forward.
We close this letter, as always, with thanks to you, our valued client. All of us at Trusco appreciate your support and confidence over the years, and we will strive to earn that trust again this year and the years to follow.
Sincerely,

David H. Eidson	Ashi S. Parikh
Chairman and CEO	Executive Vice President
Trusco Capital Management, Inc.	Chief Investment Officer of Equities
Trusco Capital Management, Inc.

INDUSTRY ALLOCATION (As a Percentage of Total Investments)
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)
Large Cap Core Equity Fund

Financials	17.0%
Information Technology	13.8%
Industrials	12.2%
Consumer Staples	11.0%
Short-Term Investment	10.7%
Health Care	9.3%
Energy	7.6%
Consumer Discretionary	6.9%
Materials	3.4%
Money Market Funds	3.2%
Utilities	2.7%
Telecommunication Services	2.2%
Large Cap Growth Stock Fund

Information Technology	28.5%
Health Care	14.4%
Industrials	14.2%
Consumer Discretionary	9.4%
Financials	8.0%
Energy	7.7%
Consumer Staples	7.1%
Short-Term Investment	6.1%
Materials	2.8%
Telecommunication Services	1.1%
Money Market Funds	0.7%
Large Cap Value Equity Fund

Financials	22.7%
Industrials	13.1%
Energy	12.0%
Consumer Staples	8.7%
Health Care	7.3%
Utilities	6.6%
Short-Term Investment	6.5%
Consumer Discretionary	6.1%
Materials	5.4%
Information Technology	5.0%
Telecommunication Services	4.4%
Money Market Funds	2.2%
Mid-Cap Core Equity Fund

Financials	17.5%
Consumer Discretionary	14.4%
Information Technology	14.2%
Industrials	13.0%
Health Care	9.2%
Consumer Staples	6.9%
Energy	6.5%
Utilities	6.4%
Materials	6.2%
Short-Term Investment	3.4%
Telecommunication Services	2.0%
Money Market Funds	0.3%
Small Cap Value Equity Fund

Industrials	26.9%
Financials	12.3%
Short-Term Investment	12.1%
Consumer Discretionary	10.3%
Health Care	10.0%
Materials	6.9%
Energy	5.7%
Information Technology	5.4%
Money Market Funds	4.8%
Consumer Staples	2.8%
Utilities	2.1%
Telecommunication Services	0.7%
The Industry Allocation percentages are as of June 30, 2007 and subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares	Value($)

Common Stocks (96.1%)
Consumer Discretionary (7.7%)
Abercrombie & Fitch Co., Cl A	1,800	131
CBS Corp., Cl B	6,000	200
Circuit City Stores, Inc.	8,000	121
Citadel Broadcasting Corp.	307	2
Darden Restaurants, Inc.	4,500	198
Lennar Corp., Cl A (b)	3,575	131
Target Corp.	1,400	89
Time Warner, Inc.	11,800	247
Walt Disney Co. (The) (b)	4,000	137

		1,256

Consumer Staples (12.3%)
Anheuser-Busch Cos., Inc.	2,900	151
Archer-Daniels-Midland Co.	7,300	242
Cadbury Schweppes ADR (b)	4,000	217
ConAgra Foods, Inc.	9,000	242
CVS Caremark Corp.	6,000	219
Diageo PLC ADR	1,550	129
General Mills, Inc.	3,000	175
Hershey Co. (The)	3,575	181
PepsiCo, Inc.	2,500	162
Procter & Gamble Co. (The)	2,300	141
Wal-Mart Stores, Inc.	3,100	149

		2,008

Energy (8.5%)
Baker Hughes, Inc.	1,950	164
Chevron Corp.	4,500	379
ConocoPhillips	4,500	353
Exxon Mobil Corp.	4,000	336
Spectra Energy Corp.	6,100	158

		1,390

Financials (19.0%)
American International Group, Inc. (b)	3,250	228
Ameriprise Financial, Inc. (b)	2,400	153
Bank of America Corp.	6,000	293
Berkshire Hathaway, Inc., Cl B*	50	180
Capital One Financial Corp. (b)	4,200	329
Citigroup, Inc.	8,000	411
Genworth Financial, Inc., Cl A	5,975	206
Legg Mason, Inc.	1,590	156
Morgan Stanley	2,000	168
Principal Financial Group, Inc.	2,450	143
Progressive Corp. (The)	8,425	202
State Street Corp.	1,950	133
UBS AG ADR	3,000	180
Wachovia Corp.	3,000	154
Wells Fargo & Co.	5,000	176

		3,112

Health Care (10.4%)
Abbott Laboratories	3,275	175
Amgen, Inc.*	3,400	188
Boston Scientific Corp.*	12,000	184
Bristol-Myers Squibb Co.	6,000	189
Eli Lilly & Co.	4,000	224
Johnson & Johnson	3,400	210
Medtronic, Inc.	4,000	207
Pfizer, Inc.	13,000	333

		1,710

Industrials (13.6%)
3M Co.	2,500	217
Burlington Northern Santa Fe Corp.	1,460	124
Dover Corp.	4,000	205
Eaton Corp.	2,500	233
Emerson Electric Co. (b)	2,900	136
Equifax, Inc. (b)	5,000	222
General Electric Co.	7,000	268
Goodrich Corp.	3,500	208
R.R. Donnelley & Sons Co.	4,800	209
Tyco International Ltd.	12,200	412

		2,234

Information Technology (15.4%)
Accenture Ltd., Cl A	4,800	206
Applied Materials, Inc. (b)	10,000	199
Cadence Design Systems, Inc.*	7,500	165
Cisco Systems, Inc.*	6,000	167
Dell, Inc.*	7,525	215
Fiserv, Inc.*	2,600	148
Intel Corp.	11,500	272
Jabil Circuit, Inc.	7,500	166
Microsoft Corp.	8,000	236
Nokia Corp. ADR	6,700	188
Texas Instruments, Inc.	3,250	122
VeriSign, Inc.* (b)	7,000	222
Western Union Co.	10,000	208

		2,514

Materials (3.8%)
E.I. du Pont de Nemours & Co.	2,900	147
Huntsman Corp.	6,440	157
Praxair, Inc.	2,100	151
Sonoco Products Co.	3,900	167

		622

Telecommunication Services (2.4%)
ALLTEL Corp.	848	57
AT&T, Inc.	7,900	328

		385

Utilities (3.0%)
Duke Energy Corp. (b)	12,000	220
Edison International	4,900	275

		495

Total Common Stocks (Cost $12,874)		15,726

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund — concluded

	Shares	Value($)

Short-Term Investment (11.9%)
Credit Suisse Enhanced Liquidity Fund (c)	1,940,490	1,940

Total Short-Term Investment (Cost $1,940)		1,940

Money Market Fund (3.6%)
STI Classic Institutional Cash Management Money Market Fund (d)	594,160	594

Total Money Market Fund (Cost $594)		594

Total Investments (Cost $15,408) (a) - 111.6%		18,260
Liabilities in excess of other assets – (11.6)%		(1,891)

Net Assets – 100.0%		$16,369

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $15,432 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$3,142
Unrealized Depreciation	(314)

Unrealized Appreciation	$2,828

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $1,877.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.
ADR – American Depositary Receipt
Cl – Class
PLC – Public Limited Company
See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST  June 30, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks (95.9%)
Consumer Discretionary (9.7%)
Coach, Inc.*	12,900	612
Guess?, Inc.	5,850	281
Johnson Controls, Inc.	4,850	561
McDonald’s Corp.	9,675	491
Starwood Hotels & Resorts
Worldwide, Inc.	7,450	500
Target Corp.	9,400	598
Walt Disney Co. (The)	13,125	448

		3,491

Consumer Staples (7.3%)
Anheuser-Busch Cos., Inc.	9,800	511
Avon Products, Inc.	6,900	254
Colgate-Palmolive Co.	5,800	376
Kroger Co. (The)	12,775	359
PepsiCo, Inc.	5,800	376
Procter & Gamble Co. (The)	12,600	771

		2,647

Energy (7.9%)
Diamond Offshore Drilling, Inc.	2,675	272
Exxon Mobil Corp.	7,050	591
Halliburton Co.	14,900	514
Nabors Industries Ltd.* (b)	7,800	260
Schlumberger Ltd.	8,625	733
Valero Energy Corp.	6,575	486

		2,856

Financials (8.2%)
ACE Ltd.	6,050	378
Blackstone Group LP (The)* (b)	8,302	243
Goldman Sachs Group, Inc. (The)	3,600	780
JPMorgan Chase & Co.	9,103	441
Morgan Stanley	9,295	780
Wells Fargo & Co.	10,000	352

		2,974

Health Care (14.8%)
Aetna, Inc.	9,125	451
AmerisourceBergen Corp.	7,550	373
Barr Pharmaceuticals, Inc.*	9,000	452
Baxter International, Inc.	14,275	804
Express Scripts, Inc.* (b)	9,600	480
Johnson & Johnson	10,975	676
Lincare Holdings, Inc.*	13,000	518
Schering-Plough Corp.	29,000	884
UnitedHealth Group, Inc.	3,575	183
Universal Health Services, Inc., Cl B	8,700	535

		5,356

Industrials (14.6%)
AGCO Corp.*	8,675	377
American Standard Cos., Inc.	7,600	448
Boeing Co. (The)	7,800	749
Cooper Industries Ltd., Cl A	7,150	408
Cummins, Inc.	4,100	415
Deere & Co.	3,025	365
Emerson Electric Co.	10,700	501
General Electric Co.	10,300	394
Honeywell International, Inc.	11,825	666
Manitowoc Co., Inc. (The)	4,925	396
Raytheon Co.	10,200	550

		5,269

Information Technology (29.4%)
Accenture Ltd., Cl A	9,600	412
Adobe Systems, Inc.*	13,875	557
ASML Holding NV* (b)	21,700	596
Cisco Systems, Inc.*	44,950	1,252
Corning, Inc.*	28,075	717
EMC Corp.*	29,975	543
Google, Inc., Cl A*	700	366
Hewlett-Packard Co.	20,150	899
Intel Corp.	23,500	558
International Business Machines Corp. (b)	5,575	587
Intersil Corp., Cl A	11,300	355
Juniper Networks, Inc.*	13,150	331
MEMC Electronic Materials, Inc.*	6,950	425
Microsoft Corp.	34,900	1,028
Oracle Corp.*	29,600	583
QUALCOMM, Inc.	16,225	704
STMicroelectronics NV (b)	21,100	405
Synopsys, Inc.*	9,400	248

		10,566

Materials (2.9%)
Praxair, Inc.	10,200	734
Southern Copper Corp. (b)	3,225	304

		1,038

Telecommunication Services (1.1%)
AT&T, Inc.	9,550	396

Total Common Stocks (Cost $29,053)		34,593

Short-Term Investment (6.3%)
Credit Suisse Enhanced Liquidity Fund (c)	2,266,975	2,267

Total Short-Term Investment (Cost $2,267)		2,267

Money Market Fund (0.8%)
STI Classic Institutional Cash Management Money Market Fund (d)	275,694	276

Total Money Market Fund (Cost $276)		276

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund—concluded

Value($)
Total Investments (Cost $31,596) (a) – 102.9%	37,136
Liabilities in excess of other assets – (2.9)%	(1,064)

Net Assets – 100.0%	$36,072

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $31,668 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$5,780
Unrealized Depreciation	(312)

Unrealized Appreciation	$5,468

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $2,177.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.
Cl – Class

LP – Limited Partnership
See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks (97.6%)
Consumer Discretionary (6.5%)
Advance Auto Parts, Inc.	4,201	170
Circuit City Stores, Inc.	18,300	276
Foot Locker, Inc.	8,400	183
Leggett & Platt, Inc.	12,750	281
Macy’s, Inc.	9,150	364
OfficeMax, Inc.	4,335	170
Standard Pacific Corp. (b)	9,700	170
Thor Industries, Inc. (b)	4,354	197
Time Warner, Inc.	12,300	259
TJX Cos., Inc. (The)	6,250	172

		2,242

Consumer Staples (9.3%)
Avon Products, Inc.	4,500	165
Brown-Forman Corp., Cl B	5,250	384
Colgate-Palmolive Co.	7,800	506
ConAgra Foods, Inc.	13,700	368
CVS/Caremark Corp.	9,700	354
Fomento Economico Mexicano S.A.B. de C.V. ADR	8,994	354
PepsiCo, Inc.	5,400	350
Procter & Gamble Co. (The)	12,050	737

		3,218

Energy (12.8%)
Anadarko Petroleum Corp.	10,200	530
Apache Corp.	4,450	363
Chevron Corp.	9,200	775
ConocoPhillips	9,900	777
Diamond Offshore Drilling, Inc.	1,900	193
Exxon Mobil Corp.	13,000	1,090
Marathon Oil Corp.	5,900	354
Spectra Energy Corp.	13,585	353

		4,435

Financials (24.3%)
AMB Property Corp.	4,650	247
Ambac Financial Group, Inc.	4,100	357
American International Group, Inc.	8,750	613
Aon Corp.	4,850	207
Astoria Financial Corp.	6,800	170
Bank of America Corp.	17,250	843
Bear Stearns Cos., Inc. (The)	2,100	294
Citigroup, Inc.	19,191	984
Colonial BancGroup, Inc. (The)	14,000	350
Genworth Financial, Inc., Cl A	9,850	339
Hartford Financial Services Group, Inc. (The)	1,800	177
HCC Insurance Holdings, Inc. (b)	5,800	194
JPMorgan Chase & Co.	10,445	506
Legg Mason, Inc.	1,800	177
Lincoln National Corp.	2,700	192
Mercury General Corp.	3,360	185
Merrill Lynch & Co., Inc.	3,750	313
Morgan Stanley	4,121	346
Northern Trust Corp.	4,850	312
Protective Life Corp.	4,000	191
State Street Corp.	4,150	284
Wachovia Corp.	9,750	500
Washington Mutual, Inc. (b)	8,000	341
Zions Bancorp	4,300	331

		8,453

Health Care (7.8%)
Bristol-Myers Squibb Co.	5,800	183
Brookdale Senior Living, Inc.	4,079	186
Cooper Cos., Inc. (The)	3,900	208
Johnson & Johnson	11,300	697
Omnicare, Inc.	7,850	283
Pfizer, Inc.	24,650	630
Wyeth	8,950	513

		2,700

Industrials (14.0%)
3M Co.	4,400	382
Con-way, Inc.	3,150	158
Emerson Electric Co.	11,104	520
General Electric Co.	27,200	1,040
Harsco Corp.	3,188	166
Illinois Tool Works, Inc.	9,750	528
Rockwell Automation, Inc.	5,800	403
Southwest Airlines Co.	17,750	265
Timken Co. (The)	4,917	178
United Parcel Service, Inc., Cl B	5,000	365
United Technologies Corp.	7,350	521
Waste Management, Inc.	8,750	342

		4,868

Information Technology (5.3%)
Harris Corp.	7,197	392
Jabil Circuit, Inc.	7,750	171
Jack Henry & Associates, Inc.	7,715	199
Maxim Integrated Products, Inc.	10,400	347
Motorola, Inc.	19,300	342
Seagate Technology	8,200	179
Tektronix, Inc.	6,500	219

		1,849

Materials (5.8%)
Alcoa, Inc. (b)	4,900	199
Ashland, Inc.	4,650	298
Dow Chemical Co. (The)	3,650	161
Louisiana-Pacific Corp. (b)	8,735	165
Newmont Mining Corp.	6,750	264
Peabody Energy Corp.	3,850	186
Praxair, Inc.	3,800	274
Rohm & Haas Co.	5,250	287
Scotts Miracle-Gro Co., Cl A (The)	3,900	167

		2,001

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund—concluded

	Shares	Value($)
Telecommunication Services (4.7%)
AT&T, Inc.	17,400	722
Sprint Nextel Corp.	15,950	330
Verizon Communications, Inc. (b)	13,990	576

		1,628

Utilities (7.1%)
Aqua America, Inc. (b)	12,391	279
Dominion Resources, Inc. (b)	3,089	267
Duke Energy Corp. (b)	14,424	264
Entergy Corp.	2,400	258
PPL Corp.	6,191	290
Public Service Enterprise Group, Inc.	3,350	293
Questar Corp.	5,300	280
TECO Energy, Inc.	10,331	177
Vectren Corp.	6,200	167
Xcel Energy, Inc.	8,500	174

		2,449

Total Common Stocks (Cost $28,371)		33,843

Short-Term Investment(7.0%)
Credit Suisse Enhanced Liquidity Fund (c)	2,411,152	2,411

Total Short-Term Investment (Cost $2,411)		2,411

Money Market Fund (2.4%)
STI Classic Institutional Cash Management Money Market Fund (d)	838,904	839

Total Money Market Fund (Cost $839)		839

Total Investments (Cost $31,621) (a) – 107.0%		37,093
Liabilities in excess of other assets – (7.0)%		(2,442)

Net Assets – 100.0%		$34,651

(a)	Cost for federal income tax purposes is $31,660 (amount in thousands) Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$5,741
Unrealized Depreciation	(308)

Unrealized Appreciation	$5,433

(b)	This security or a partial position of the security was on loan at June 30, 2007 . The total value of securities on loan at June 30, 2007 in thousands was $2,339.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.
ADR – American Depositary Receipt

Cl – Class
See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares	Value($)
Common Stocks (99.4%)
Consumer Discretionary (14.9%)
Abercrombie & Fitch Co., Cl A	1,498	109
American Eagle Outfitters, Inc.	3,204	82
CBS Corp., Cl B	2,703	90
Darden Restaurants, Inc.	1,660	73
Hilton Hotels Corp. (b)	3,387	113
International Game Technology	2,529	100
J.C. Penney Co., Inc.	1,537	111
KB HOME	1,961	77
Limited Brands, Inc.	4,283	118
Mattel, Inc.	4,352	110
Men’s Wearhouse, Inc. (The)	1,934	99
Mohawk Industries, Inc.*	1,171	118
Newell Rubbermaid, Inc.	3,935	116
Nordstrom, Inc.	1,982	101
Omnicom Group, Inc.	2,246	120
Sotheby’s	2,032	94
Whirlpool Corp.	919	102

		1,733

Consumer Staples (7.1%)
Church & Dwight Co., Inc.	2,023	98
ConAgra Foods, Inc.	5,967	161
General Mills, Inc.	1,647	96
Hershey Co. (The)	1,745	88
J. M. Smucker Co. (The)	898	57
Kroger Co. (The)	3,926	110
Pepsi Bottling Group, Inc. (The)	3,726	126
Reynolds American, Inc.	1,340	87

		823

Energy (6.7%)
Cameron International Corp.*	2,076	148
Chesapeake Energy Corp.	2,878	100
Diamond Offshore Drilling, Inc.	1,086	110
Noble Energy, Inc.	2,308	144
Pogo Producing Co. (b)	1,000	51
Spectra Energy Corp.	3,490	91
Tesoro Corp.	2,432	139

		783

Financials (18.0%)
AMB Property Corp.	1,641	87
Ambac Financial Group, Inc.	1,285	112
American Financial Group, Inc.	2,017	69
Ameriprise Financial, Inc.	1,839	117
Apartment Investment & Management Co., Cl A	1,737	88
Arch Capital Group Ltd.*	1,050	76
Assurant, Inc.	1,840	108
BankUnited Financial Corp., Cl A (b)	4,212	85
Entertainment Properties Trust	1,350	73
HCC Insurance Holdings, Inc.	3,220	108
Janus Capital Group, Inc.	3,077	86
Financials–continued
Jones Lang LaSalle, Inc.	1,043	118
Legg Mason, Inc.	1,254	123
Marshall & Ilsley Corp.	2,987	142
MGIC Investment Corp.	1,925	109
PMI Group, Inc. (The)	2,455	110
Principal Financial Group, Inc.	1,522	89
ProLogis	1,663	95
Raymond James Financial, Inc.	3,165	98
Security Capital Assurance Ltd.	3,651	113
SL Green Realty Corp.	815	101

		2,107

Health Care (9.5%)
Applera Corp.- Applied Biosystems Group	4,371	133
Becton, Dickinson & Co.	1,439	107
Celgene Corp.* (b)	1,554	89
Dade Behring Holdings, Inc.	2,140	114
Henry Schein, Inc.*	1,655	88
Laboratory Corp. of America Holdings*	1,566	123
Millipore Corp.*	1,583	119
Thermo Fisher Scientific, Inc.*	2,448	127
Universal Health Services, Inc., Cl B	1,795	110
WellCare Health Plans, Inc.*	1,016	92

		1,102

Industrials (13.4%)
Copart, Inc.*	3,960	121
Covanta Holding Corp.*	5,070	125
CSX Corp.	2,898	131
Curtiss-Wright Corp.	2,443	114
Dover Corp.	2,750	141
Eaton Corp.	1,326	123
Equifax, Inc.	2,931	130
Goodrich Corp.	1,945	116
Ingersoll-Rand Co. Ltd., Cl A	2,604	143
L-3 Communications Holdings, Inc.	888	86
Lennox International, Inc.	3,803	130
PACCAR, Inc. (b)	1,045	91
Toro Co., (The)	1,874	110

		1,561

Information Technology (14.7%)
BMC Software, Inc.*	3,459	105
Cadence Design Systems, Inc.*	6,206	136
Electronic Data Systems Corp.	2,723	76
Fiserv, Inc.*	2,048	116
Jabil Circuit, Inc.	5,518	122
Juniper Networks, Inc.*	5,001	126
LSI Logic Corp.*	13,361	100
NCR Corp.*	2,047	108
Novellus Systems, Inc.*	3,860	110
Paychex, Inc.	2,100	82
See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund—concluded

	Shares	Value($)
Information Technology–continued
Sybase, Inc.*	3,418	82
Teradyne, Inc.*	6,368	112
Total System Services, Inc. (b)	3,588	106
VeriSign, Inc.*	3,575	113
Vishay Intertechnology, Inc.*	6,161	97
Xerox Corp.*	6,674	123

		1,714

Materials (6.4%)
Albemarle Corp.	2,074	80
FMC Corp.	1,292	115
Huntsman Corp.	4,754	116
Lyondell Chemical Co.	3,513	130
Sonoco Products Co.	2,716	116
Steel Dynamics, Inc.	1,859	78
United States Steel Corp.	964	105

		740

Telecommunication Services (2.1%)
Qwest Communications
International, Inc.* (b)	13,510	131
Telephone & Data Systems, Inc.	1,882	118

		249

Utilities (6.6%)
American Electric Power Co., Inc.	3,078	139
Edison International	2,745	154
MDU Resources Group, Inc.	4,153	116
OGE Energy Corp.	3,475	127
PG&E Corp.	2,927	133
Xcel Energy, Inc.	4,945	101

		770

Total Common Stocks (Cost $9,370)		11,582

Short-Term Investment (3.5%)
Credit Suisse Enhanced Liquidity Fund (c)	409,398	409

Total Short-Term Investment (Cost $409)		409

Money Market Fund (0.3%)
STI Classic Institutional Cash Management Money Market Fund (d)	38,168	38

Total Money Market Fund (Cost $38)		38

Total Investments (Cost $9,817) (a) – 103.2%		12,029
Liabilities in excess of other assets – (3.2)%		(376)

Net Assets – 100.0%		$11,653

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $9,873 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$2,270
Unrealized Depreciation	(114)

Unrealized Appreciation	$2,156

(b)	This security or a partial position of the security was on loan at June 30, 2007 . The total value of securities on loan at June 30, 2007 in thousands was $394.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.
Cl – Class
See Notes Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares	Value($)

Common Stocks (95.8%)
Consumer Discretionary (11.9%)
Aaron Rents, Inc.	3,500	102
Bassett Furniture Industries, Inc.	5,500	75
bebe stores, inc.	9,000	144
Brown Shoe Co., Inc.	14,600	355
Christopher & Banks Corp. (b)	9,300	159
Cinemark Holdings, Inc.*	2,900	52
Cobra Electronics Corp.	8,300	80
Courier Corp.	2,800	112
Group 1 Automotive, Inc.	3,900	157
K-Swiss, Inc., Cl A	6,300	178
Libbey, Inc.	1,927	42
Makita Corp. ADR	452	20
Movado Group, Inc.	6,077	205
Sauer-Danfoss, Inc.	3,600	107
Stage Stores, Inc.	7,900	166
Stanley Furniture Co., Inc.	1,600	33
Thor Industries, Inc.	3,800	172
Tuesday Morning Corp. (b)	10,329	128
World Wrestling Entertainment, Inc.	8,600	138

		2,425

Consumer Staples (3.2%)
Church & Dwight Co., Inc.	2,950	143
Flowers Foods, Inc.	2,400	80
Gruma SA ADR (b)	3,800	50
Longs Drug Stores Corp.	7,100	373

		646

Energy (6.6%)
CARBO Ceramics, Inc. (b)	5,200	228
CHC Helicopter Corp., Cl A	17,700	460
Foundation Coal Holdings, Inc.	7,700	313
Tidewater, Inc.	2,800	198
Ultrapar Participacoes SA ADR (b)	4,300	143

		1,342

Financials (14.2%)
Bank of Hawaii Corp.	4,700	243
Banner Corp.	2,400	82
Capital Corp. of the West	1,500	36
Cash America International, Inc.	11,800	468
Cathay General Bancorp (b)	2,100	70
City National Corp.	2,000	152
East West Bancorp, Inc.	1,515	59
Federal Agricultural Mortgage Corp., Cl A	1,811	62
Glacier Bancorp, Inc.	7,983	162
HCC Insurance Holdings, Inc.	4,800	160
Horizon Financial Corp.	6,820	149
International Bancshares Corp.	3,190	82
MoneyGram International, Inc.	10,900	305
OneBeacon Insurance Group Ltd.	7,600	193
StanCorp Financial Group, Inc.	5,000	262
UCBH Holdings, Inc. (b)	8,400	153
Washington Federal, Inc.	4,965	121
West Coast Bancorp	4,576	139

		2,898

Health Care (11.5%)
Cooper Cos., Inc. (The)	16,000	853
PerkinElmer, Inc.	8,900	232
Perrigo Co.	12,400	243
PolyMedica, Corp.	2,500	102
STERIS Corp.	25,500	780
Vital Signs, Inc.	2,277	126

		2,336

Industrials (31.1%)
A.O. Smith Corp. (b)	4,000	160
Administaff, Inc.	5,800	194
American Ecology Corp.	5,800	124
BlueLinx Holdings, Inc.	6,100	64
Brady Corp., Cl A	4,800	178
Donaldson Co., Inc.	6,500	231
Dynamic Materials, Corp.	9,000	338
Forward Air Corp.	9,802	334
Franklin Electric Co., Inc. (b)	3,400	160
GATX Corp.	11,300	557
Gol Linhas Aereas Inteligentes SA ADR (b)	1,856	61
Graco, Inc. (b)	12,400	499
Greenbrier Cos., Inc. (The) (b)	5,700	172
Grupo Aeroportuario del Pacifico SA de CV ADR	15,500	764
Guangshen Railway Co., Ltd. ADR (b)	400	16
Heartland Express, Inc.	10,166	166
Herman Miller, Inc.	7,300	231
IDEX Corp.	4,800	185
Lennox International, Inc.	1,419	49
LSI Industries, Inc.	5,562	100
McGrath Rentcorp (b)	6,700	226
Mueller Water Products, Inc., Cl B	2,718	41
Multi-Color Corp.	1,800	71
Portec Rail Products, Inc.	3,686	45
Quixote Corp.	4,208	79
Seaspan Corp.	7,745	249
Supreme Industries, Inc., Cl A	1,200	8
Titan International, Inc.	1,000	32
UAP Holding Corp.	2,200	66
United Industrial Corp. (b)	3,000	180
UTI Worldwide, Inc.	6,400	171
Wabtec Corp.	13,100	479
Walter Industries, Inc.	4,400	127

		6,357

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC VARIABLE TRUST June 30, 2007 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund—concluded

	Shares	Value($)

Information Technology (6.2%)
Black Box Corp.	3,900	161
Cohu, Inc.	9,000	200
Fair Isaac Corp.	10,800	434
Ituran Location & Control Ltd.	800	10
Keithley Instruments, Inc.	6,100	77
Nam Tai Electronics, Inc.	9,000	107
Tektronix, Inc.	8,300	280

		1,269

Materials (7.9%)
Aber Diamond Corp.	3,600	138
Agnico-Eagle Mines Ltd.	4,100	150
AMCOL International Corp. (b)	4,800	131
Compass Minerals International, Inc.	3,600	125
Cytec Industries, Inc.	3,600	230
Greif, Inc., Cl A	300	18
Louisiana-Pacific Corp. (b)	7,600	144
RPM International, Inc.	11,100	256
Scotts Miracle-Gro Co., Cl A (The) (b)	5,900	253
Valspar Corp. (The)	5,600	159

		1,604

Telecommunication Services (0.8%)
Alaska Communications Systems Group, Inc.	9,800	155

Utilities (2.4%)
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	4,500	198
PNM Resources, Inc.	6,400	178
Portland General Electric Co.	3,900	107

		483

Total Common Stocks (Cost $15,927)		19,515

Short-Term Investment (14.0%)
Credit Suisse Enhanced Liquidity Fund (c)	2,858,042	2,858

Total Short-Term Investment (Cost $2,858)		2,858

Money Market Fund (5.5%)
STI Classic Institutional Cash Management Money Market Fund (d)	1,121,273	1,121

Total Money Market Fund (Cost $1,121)		1,121

Total Investments (Cost $19,906) (a) – 115.3%		23,494
Liabilities in excess of other assets – (15.3)%		(3,113)

Net Assets – 100.0%		$20,381

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $19,991 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation	$3,945
Unrealized Depreciation	(442)

Unrealized Appreciation	$3,503

(b)	This security or a partial position of the security was on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 in thousands was $2,766.

(c)	This security was purchased with cash collateral held from securities lending.

(d)	Affiliate investment.

ADR – American Depositary Receipt

Cl – Class
See Notes to Financial Statements.

This page is intentionally left blank.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC VARIABLE TRUST June 30, 2007 (Amounts in thousands)
(Unaudited)

	Large Cap Core	Large Cap Growth	Large Cap Value	Mid-Cap Core	Small Cap Value
	Equity Fund	Stock Fund	Equity Fund	Equity Fund	Equity Fund
Assets:
Total Investments, at Cost	$15,408	$31,596	$31,621	$9,817	$19,906

Investments, at Value*	$17,666	$36,860	$36,254	$11,991	$22,373
Investment in Affiliates, at Value (Cost $594, $276, $839, $38 and $1,121, respectively)	594	276	839	38	1,121

Total Investments	18,260	37,136	37,093	12,029	23,494

Interest and Dividends Receivable	9	25	33	11	38
Receivable for Capital Shares Issued	15	—	27	1	1
Receivable for Investment Securities Sold	134	2,725	—	152	210

Total Assets	18,418	39,886	37,153	12,193	23,743

Liabilities:
Payable for Investment Securities Purchased	55	1,443	—	97	440
Payable for Capital Shares Redeemed	22	26	20	4	21
Payable upon Return of Securities Loaned	1,940	2,267	2,411	409	2,858
Investment Advisory Fees Payable	10	23	21	8	15
Administration and Fund Accounting Fees Payable	—	1	1	—	—
Custodian Fees Payable	1	2	3	6	3
Accrued Expenses	21	52	46	16	25

Total Liabilities	2,049	3,814	2,502	540	3,362

Total Net Assets	$16,369	$36,072	$34,651	$11,653	$20,381

Net Assets Consist of:
Capital	$11,701	$25,693	$28,636	$7,222	$9,182
Undistributed Net Investment Income	11	150	82	7	82
Accumulated Net Realized Gains on Investment Transactions	1,805	4,689	461	2,212	7,529
Net Unrealized Appreciation on Investments	2,852	5,540	5,472	2,212	3,588

Total Net Assets:	$16,369	$36,072	$34,651	$11,653	$20,381

Shares Outstanding (unlimited number of shares authorized, no par value):	1,152	2,032	1,818	776	1,122
Net Asset Value, Offering, and Redemption Price Per Share:**	$14.21	$17.75	$19.06	$15.02	$18.17

*	Includes securities on loan of $1,877, $2,177, $2,339, $394, and $2,766, respectively.

**	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC VARIABLE TRUST for the Six Months Ended June 30, 2007 (Amounts in thousands)
(Unaudited)

	Large Cap Core	Large Cap Growth	Large Cap Value	Mid-Cap Core	Small Cap Value
	Equity Fund	Stock Fund	Equity Fund	Equity Fund	Equity Fund
Investment Income:
Dividend Income	$140	$238	$410	$65	$199
Dividend Income from Affiliated Investment Companies	17	20	26	3	29
Income from Securities Lending	1	6	4	1	5

Total Investment Income	158	264	440	69	233

Expenses:
Investment Advisory Fees	66	185	146	63	125
Administration and Fund Accounting Fees	2	5	5	2	3
Custodian Fees	2	3	3	5	5
Professional Fees	7	18	17	6	10
Printing Fees	9	25	18	10	12
Other Fees	1	1	2	1	2

Total Expenses	87	237	191	87	157
Less: Investment Advisory Fees Waived	(10)	(28)	(18)	(16)	(27)

Net Expenses	77	209	173	71	130

Net Investment Income (Loss)	81	55	267	(2)	103

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments Sold	952	2,671	3,202	577	3,123
Net Change in Unrealized Appreciation (Depreciation) on Investments	237	(795)	(362)	582	(562)

Net Realized and Unrealized Gain on Investments	1,189	1,876	2,840	1,159	2,561

Change in Net Assets from Operations	$1,270	$1,931	$3,107	$1,157	$2,664

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC VARIABLE TRUST For the Periods Indicated (Amounts in thousands)

	Large Cap Core		Large Cap Growth		Large Cap Value
	Equity Fund		Stock Fund		Equity Fund
	01/01/07-	01/01/06-	01/01/07-	01/01/06-	01/01/07-	01/01/06-
	06/30/07	12/31/06	06/30/07	12/31/06	06/30/07	12/31/06
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$81	$160	$55	$119	$267	$549
Net Realized Gain on Investments Sold	952	885	2,671	2,175	3,202	4,513
Net Change in Unrealized Appreciation (Depreciation) on Investments	237	892	(795)	2,039	(362)	2,576

Change in Net Assets from Operations	1,270	1,937	1,931	4,333	3,107	7,638

Dividends and Distributions to Shareholders:
Net Investment Income	(87)	(157)	(53)	(120)	(260)	(534)
Net Realized Gains	—	(877)	—	(2,422)	—	—

Total Dividends and Distributions	(87)	(1,034)	(53)	(2,542)	(260)	(534)

Capital Transactions:
Proceeds from Shares Issued	2,322	3,400	1,033	3,217	1,322	4,540
Dividends Reinvested	87	1,034	53	2,542	260	534
Cost of Shares Redeemed	(1,804)	(2,908)	(6,963)	(13,786)	(7,472)	(12,512)

Change in Net Assets from Capital Transactions	605	1,526	(5,877)	(8,027)	(5,890)	(7,438)

Change in Net Assets	1,788	2,429	(3,999)	(6,236)	(3,043)	(334)

Net Assets:
Beginning of Period	14,581	12,152	40,071	46,307	37,694	38,028

End of Period	$16,369	$14,581	$36,072	$40,071	$34,651	$37,694

Undistributed Net Investment Income, End of Period	$11	$17	$150	$148	$82	$75

Share Transactions:
Issued	173	265	61	194	72	280
Reinvested	6	85	3	161	14	33
Redeemed	(133)	(227)	(402)	(835)	(404)	(778)

Change in Shares	46	123	(338)	(480)	(318)	(465)

Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC VARIABLE TRUST For the Periods Indicated (Amounts in thousands)

	Mid-Cap Core		Small Cap Value
	Equity Fund		Equity Fund
	01/01/07-	01/01/06-	01/01/07-	01/01/06-
	06/30/07	12/31/06	06/30/07	12/31/06
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$(2)	$48	$103	$101
Net Realized Gain on Investments Sold	577	1,662	3,123	4,588
Net Change in Unrealized Appreciation (Depreciation) on Investments	582	(306)	(562)	(1,467)

Change in Net Assets from Operations	1,157	1,404	2,664	3,222

Dividends and Distributions to Shareholders:
Net Investment Income	(13)	(54)	(95)	(93)
Net Realized Gains	—	(1,012)	—	(5,051)

Total Dividends and Distributions	(13)	(1,066)	(95)	(5,144)

Capital Transactions:
Proceeds from Shares Issued	356	642	2,397	3,897
Dividends Reinvested	13	1,066	95	5,144
Cost of Shares Redeemed	(2,886)	(4,056)	(6,682)	(5,387)

Change in Net Assets from Capital Transactions	(2,517)	(2,348)	(4,190)	3,654

Change in Net Assets	(1,373)	(2,010)	(1,621)	1,732

Net Assets:
Beginning of Period	13,026	15,036	22,002	20,270

End of Period	$11,653	$13,026	$20,381	$22,002

Undistributed Net Investment Income, End of Period	$7	$22	$82	$74

Share Transactions:
Issued	25	46	144	207
Reinvested	1	83	5	339
Redeemed	(197)	(295)	(388)	(296)

Change in Shares	(171)	(166)	(239)	250

Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC VARIABLE TRUST Selected Data For a Share of Beneficial Interest Outstanding Throughout Periods Indicated

		Net		Net Realized		Dividends	Distributions
		Investment		and Unrealized		from Net	from Net	Total
	Net Asset Value,	Income		Gains (Losses) on	Total From	Investment	Realized Capital	Dividends and	Net Asset Value,
	Beginning of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	End of Period
Large Cap Core Equity Fund
Period Ended June 30, 2007*	$13.18	$0.07		$1.04	$1.11	$(0.08)	$—	$(0.08)	$14.21
Year Ended December 31, 2006	12.37	0.17		1.73	1.90	(0.16)	(0.93)	(1.09)	13.18
Year Ended December 31, 2005	11.45	0.11		0.92	1.03	(0.11)	—	(0.11)	12.37
Year Ended December 31, 2004	10.10	0.09	(a)	1.35	1.44	(0.09)	—	(0.09)	11.45
Year Ended December 31, 2003	8.05	0.08	(a)	2.04	2.12	(0.07)	—	(0.07)	10.10
Year Ended December 31, 2002	10.21	0.06		(2.16)	(2.10)	(0.06)	—	(0.06)	8.05

Large Cap Growth Stock Fund
Period Ended June 30, 2007*	16.91	0.03		0.83	0.86	(0.02)	—	(0.02)	17.75
Year Ended December 31, 2006	16.25	0.05		1.64	1.69	(0.05)	(0.98)	(1.03)	16.91
Year Ended December 31, 2005	16.42	0.02		(0.17)	(0.15)	(0.02)	—	(0.02)	16.25
Year Ended December 31, 2004	15.41	0.03		1.01	1.04	(0.03)	—	(0.03)	16.42
Year Ended December 31, 2003	13.01	(0.03	)(a)	2.43	2.40	—	—	—	15.41
Year Ended December 31, 2002	17.48	(0.07)		(3.74)	(3.81)	—	(0.66)	(0.66)	13.01

Large Cap Value Equity Fund
Period Ended June 30, 2007*	17.65	0.13		1.41	1.54	(0.13)	—	(0.13)	19.06
Year Ended December 31, 2006	14.62	0.24		3.02	3.26	(0.23)	—	(0.23)	17.65
Year Ended December 31, 2005	14.32	0.23		0.30	0.53	(0.23)	—	(0.23)	14.62
Year Ended December 31, 2004	12.60	0.19		1.72	1.91	(0.19)	—	(0.19)	14.32
Year Ended December 31, 2003	10.39	0.17	(a)	2.21	2.38	(0.17)	—	(0.17)	12.60
Year Ended December 31, 2002	12.70	0.16		(2.31)	(2.15)	(0.16) **	—	(0.16) **	10.39

Mid-Cap Core Equity Fund
Period Ended June 30, 2007*	13.75	—	(b)	1.29	1.29	(0.02)	—	(0.02)	15.02
Year Ended December 31, 2006	13.51	0.04		1.32	1.36	(0.05)	(1.07)	(1.12)	13.75
Year Ended December 31, 2005	11.87	0.07		1.63	1.70	(0.06)	—	(0.06)	13.51
Year Ended December 31, 2004	10.23	0.08		1.63	1.71	(0.07)	—	(0.07)	11.87
Year Ended December 31, 2003	7.93	0.05	(a)	2.30	2.35	(0.05)	—	(0.05)	10.23
Year Ended December 31, 2002	11.09	(0.04)		(3.11)	(3.15)	—	(0.01)	(0.01)	7.93

Small Cap Value Equity Fund
Period Ended June 30, 2007*	16.16	0.10		1.99	2.09	(0.08)	—	(0.08)	18.17
Year Ended December 31, 2006	18.24	0.09		2.52	2.61	(0.08)	(4.61)	(4.69)	16.16
Year Ended December 31, 2005	18.33	0.08		2.00	2.08	(0.08)	(2.09)	(2.17)	18.24
Year Ended December 31, 2004	14.80	0.05	(a)	3.52	3.57	(0.04)	—	(0.04)	18.33
Year Ended December 31, 2003	10.75	0.07	(a)	4.05	4.12	(0.07)	—	(0.07)	14.80
Year Ended December 31, 2002	10.94	0.06		(0.19)	(0.13)	(0.06)	—	(0.06)	10.75

†	Not annualized for periods less than one year.

††	Annualized for periods less than one year.

*	Unaudited.

**	Includes Return of Capital of $0.0049 per share.

(a)	Per share data calculated using the average shares outstanding method.

(b)	Rounds to less than $0.005
See Notes to Financial Statements.

				Ratio of Expenses to Average Net Assets
	Net Assets, End of	Ratio of Net Expenses to	Ratio of Net Investment Income	(Excluding Waivers, Reimbursements and	Portfolio Turnover
Total Return†	Period (000)	Average Net Assets††	(Loss) to Average Net Assets††	Expense Offset)††	Rate†

8.42%	$16,369	1.00%	1.04%	1.13%	26%
16.19	14,581	1.00	1.29	1.23	47
9.03	12,152	1.06	0.97	1.11	47
14.30	11,444	1.18	0.87	1.53	44
26.49	9,198	1.20	0.92	2.20	22
(20.59)	4,354	1.20	6.80	2.56	51

5.12	36,072	1.10	0.29	1.25	50
10.83	40,071	1.12	0.28	1.28	82
(0.90)	46,307	1.13	0.14	1.22	80
6.75	54,862	1.15	0.19	1.43	79
18.45	59,367	1.15	(0.21)	1.50	91
(21.89)	56,718	1.15	(0.41)	1.46	67

8.77	34,651	0.95	1.47	1.05	47
22.46	37,694	0.95	1.46	1.12	91
3.75	38,028	0.93	1.58	0.95	100
15.29	47,013	0.95	1.43	1.11	85
23.12	45,484	0.95	1.52	1.19	54
(16.98)	43,899	0.95	1.37	1.13	50

9.35	11,653	1.13	(0.04)	1.38	19
10.72	13,026	1.15	0.34	1.46	181
14.32	15,036	1.15	0.50	1.36	115
16.82	16,382	1.15	0.71	1.65	79
29.72	16,182	1.15	0.60	1.84	182
(28.45)	13,962	1.15	(0.32)	1.72	90

12.94	20,381	1.20	0.94	1.45	31
16.10	22,002	1.20	0.46	1.44	74
11.90	20,270	1.20	0.47	1.34	57
24.19	25,960	1.20	0.33	1.57	52
38.44	20,381	1.20	0.56	1.79	27
(1.20)	15,286	1.20	0.55	1.79	17
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)
1.	Organization

The STI Classic Variable Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company offering five funds as of June 30, 2007. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Large Cap Core Equity Fund (formerly Large Cap Relative Value Fund), the Large Cap Growth Stock Fund (formerly Capital Appreciation Fund), the Large Cap Value Equity Fund, the Mid-Cap Core Equity Fund (formerly Mid-Cap Equity Fund), and the Small Cap Value Equity Fund (each a “Fund” and collectively the “Funds”). Shareholders have no preemptive rights. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Sales of shares of the Funds may only be made to separate accounts of various life insurance companies and certain qualified benefit plans. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective daily net asset value.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds’ Pricing and Valuation Procedures will be performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Cost used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)
Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned and maintained in an amount equal to at least 102% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.
A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the Credit Suisse Enhanced Liquidity Fund (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At June 30, 2007, the Portfolio was invested in repurchase agreements and asset backed securities (with interest rates ranging from 5.306% to 5.585% and maturity dates ranging from 7/2/07 to 4/25/22).
The Funds paid securities lending fees for the period ended June 30, 2007, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below:

Fees ($)
Large Cap Core Equity Fund	172
Large Cap Growth Stock Fund	1,087
Large Cap Value Equity Fund	648
Mid-Cap Core Equity Fund	214
Small Cap Value Equity Fund	807
Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly-owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day.
Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Expenses attributable to the Trust and the STI Classic Funds (collectively, the “STI Complex”) are allocated across the STI Complex based upon relative net assets or another appropriate basis.
Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter by the Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)
New Accounting Pronouncements — In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

3.	Agreements and Other Transactions with Affiliates

Investment Advisory Agreement — The Trust and Trusco Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into an advisory agreement.

Under the terms of the agreement, the Funds are charged annual advisory fees which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Fee rates for the period ended June 30, 2007 were as follows:

	Maximum and	Advisory Fees
	Overall Annual	Waived or	Net Annual
	Advisory Fee (%)	Reimbursed (%)	Fees Paid (%)
Large Cap Core Equity Fund	0.85	0.13	0.72
Large Cap Growth Stock Fund	0.97	0.15	0.82
Large Cap Value Equity Fund	0.80	0.10	0.70
Mid-Cap Core Equity Fund	1.00	0.25	0.75
Small Cap Value Equity Fund	1.15	0.25	0.90
The Investment Adviser has contractually agreed, until at least May 1, 2008, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund’s Total Operating Expenses, expressed as a percentage of average daily net assets, as noted below:

	Total Operating Expenses (%)	Total Operating Expenses (%)
	1/1/07 - 4/30/07	5/1/07 - 6/30/07
Large Cap Core Equity Fund	1.00	1.00
Large Cap Growth Stock Fund	1.12	1.05
Large Cap Value Equity Fund	0.95	0.95
Mid-Cap Core Equity Fund	1.15	1.10
Small Cap Value Equity Fund	1.20	1.20

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)
Under the Expense Limitation Agreements, the Investment Adviser may retain the difference between the Total Operating Expenses identified above and the actual total expense to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the limits on Total Operating Expenses in place at that time. During the period ended June 30, 2007, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of June 30, 2007, the cumulative potential reimbursement based on reimbursements within three years from the date of the corresponding Expense Limitation Agreement (until May 1, 2010), as reduced by amount forfeited during the period, are as follows (in thousands):

Amount ($)
Large Cap Core Equity Fund	44
Large Cap Growth Stock Fund	98
Large Cap Value Equity Fund	85
Mid-Cap Core Equity Fund	68
Small Cap Value Equity Fund	98
Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (the “Administrator”), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid monthly (expressed as a percentage of the combined average daily net assets of the STI Complex) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion, plus an additional class fee of $2,714 per class annually, applicable to each additional class of shares over 145 classes of shares.
The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the STI Complex, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the STI Complex relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually for the STI Complex, and will not be recouped by the Administrator in subsequent years.
Distribution Agreement — The Trust and Foreside Distribution Services, L.P. (formerly BISYS Fund Services Limited Partnership) (the “Distributor”) are parties to a Distribution Services Agreement. The Distributor receives no fees for its distribution services under this agreement.
Custodian Agreements — SunTrust Bank acts as Custodian for the Funds. The Funds pay custody fees on the basis of their respective net assets and transaction costs.
Other — Certain officers of the STI Complex are also officers of the Investment Adviser, the Administrator, and/or the Distributor. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer fee and an additional fee for each meeting attended plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. The current retainer and meeting fees are as follows:

	Chairman ($)	Trustee ($)
Annual Retainer	55,000	44,000
Regular Meeting Fee	10,000	8,000
Special Meeting Fee	5,000	4,000
Committee Meeting Fee	4,500	3,000

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)
The Trust approved a deferred compensation plan for its trustees, effective January 1, 2007. Under the plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust, and the value of such deferred amounts is determined by reference to the change in value of Class I Shares of one or more series of the STI Classic Funds as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement. As of June 30, 2007, under the deferred compensation plan, the Trust had a deferred liability of approximately $468.

The Investment Adviser provides services to the STI Complex to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $475,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the STI Complex, including providing certain related services, and receives an annual fee of $156,750 for providing these services. The fees above are allocated across the assets of the STI Complex. For the period ended June 30, 2007, the total amount paid by the Trust for compliance services was $818.

4.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. government securities, for the period ended June 30, 2007, were as follows (in thousands):

		Sales and
	Purchases ($)	Maturities ($)
Large Cap Core Equity Fund	4,846	3,828
Large Cap Growth Stock Fund	18,708	25,899
Large Cap Value Equity Fund	16,643	21,899
Mid-Cap Core Equity Fund	2,375	4,642
Small Cap Value Equity Fund	6,342	10,109
5.	Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

As required, effective June 29, 2007, the Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

At June 30, 2007, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at June 30, 2007, are presented on each Fund’s Schedule of Portfolio Investments.

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)
The tax character of current year distributions paid to shareholders and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2007.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2006 was as follows (in thousands):

		Distributions Paid From
				Total
	Net Investment	Net Long Term	Return of	Distributions
	Income($)	Capital Gains($)	Capital	Paid($)*
Large Cap Core Equity Fund	157	877	—	1,034
Large Cap Growth Stock Fund	645	1,897	—	2,542
Large Cap Value Equity Fund	534	—	—	534
Mid-Cap Core Equity Fund	54	1,012	—	1,066
Small Cap Value Equity Fund	766	4,378	—	5,144

*	Total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when paid.
As of December 31, 2006 the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

		Undistributed		Accumulated		Total
	Undistributed	Long Term		Capital	Appreciation	Accumulated
	Ordinary	Capital	Accumulated	and Other	Unrealized	Earnings
	Income($)	Gains($)	Earnings($)	Losses($)**	(Depreciation)($)***	(Deficit)($)
Large Cap Core Equity Fund	220	668	888	(4)	2,591	3,475
Large Cap Growth Stock Fund	312	1,740	2,052	—	6,301	8,353
Large Cap Value Equity Fund	—	—	—	(2,716)	5,808	3,092
Mid-Cap Core Equity Fund	166	1,518	1,684	—	1,573	3,257
Small Cap Value Equity Fund	1,017	3,441	4,458	—	4,099	8,557

**	As of the latest tax year end of December 31, 2006, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires
	2010($)	2011($)
Large Cap Value Equity Fund	284	2,432
During the year ended December 31, 2006, the Large Cap Value Equity Fund utilized $4,518 in capital loss carry forwards. Net Capital Losses incurred after October 31, and within the taxable year are deemed to arise of the first business day of the Funds’ next taxable year.

***	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.
Amounts designated as “—” are either $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (continued)
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)
7.	Subsequent Events

On May 2, 2007, The BISYS Group, Inc, the parent of BISYS Fund Services Ohio, Inc. and BISYS Fund Services Limited Partnership, announced that it had entered into a definitive agreement to be acquired by Citigroup Inc. The transaction closed effective August 1, 2007, at which time the name of the Administrator changed to Citi Fund Services Ohio, Inc.

On August 1, 2007, BISYS Fund Services Limited Partnership was acquired by Foreside Financial Group, LLC and renamed Foreside Distribution Services, L.P. That entity now serves as the distributor to the Funds.

TRUSTEES AND OFFICERS OF THE STI CLASSIC VARIABLE TRUST
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)
Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

Name, Business Address,	Position	Term of		Number of
State of Residence and	Held With	Office and Length	Principal Occupation(s)	Portfolios in Fund	Other Directorships
Date of Birth	Trust	of Time Served	During the Past 5 Years	Complex Overseen	Held

INTERESTED TRUSTEES*:

Clarence H. Ridley	Trustee	Indefinite; since	Chairman, Haverty Furniture Companies	55	Crawford & Co.; Haverty
3435 Stelzer Road		January 2007			Furniture Companies
Columbus, OH 43219
(Georgia)
DOB 06/42

INDEPENDENT TRUSTEES:

Jeffrey M. Biggar	Trustee	Indefinite; since	Retired. Chief Executive Officer and Senior	55	None
3435 Stelzer Road		January 2007	Managing Director, Sterling (National City
Columbus, OH 43219			Corp.) (2002-2006)
DOB 02/19/50

F. Wendell Gooch	Trustee	Indefinite; since	Retired	55	SEI Family of Funds
3435 Stelzer Road		May 1992
Columbus, OH 43219
(Indiana)
DOB 12/32

Sidney E. Harris	Trustee	Indefinite; since	Professor (since 1997) and Dean (1997-2004),	55	ServiceMaster Company;
3435 Stelzer Road		November 2004	J. Mack Robinson College of Business,		Total System Services, Inc.
Columbus, OH 43219			Georgia State University.
(Georgia)
DOB 07/49

Warren Y. Jobe	Trustee	Indefinite; since	Retired. Executive Vice President, Georgia	55	WellPoint, Inc.; UniSource
3435 Stelzer Road		November 2004	Power Company and Senior Vice President,		Energy Corp.; HomeBanc
Columbus, OH 43219			Southern Company (1998-2001)		Corp.
(Georgia)
DOB 11/40

Connie D. McDaniel	Trustee	Indefinite; since	Vice President Global Finance Transformation	55	None
3435 Stelzer Road		May 2005	(since 2007), Vice President and Controller
Columbus, OH 43219			(1999-2007), The Coca-Cola Company
(Georgia)
DOB 04/58

James O. Robbins	Trustee	Indefinite; since	Retired. President and Chief Executive Officer,	55	Bessemer Securities, Inc.;
3435 Stelzer Road		May 2000	Cox Communications, Inc. (1985-2005)		Humana, Inc.
Columbus, OH 43219
(Florida)
DOB 07/42

Charles D. Winslow	Trustee	Indefinite; since	Retired. Formerly Partner, Accenture	55	None
3435 Stelzer Road		November 2004	(consulting)
Columbus, OH 43219
(Florida)
DOB 07/35

*	Mr. Ridley may be deemed an Interested Trustee because of a material business relationship with the parent of the Investment Adviser.

TRUSTEES AND OFFICERS OF THE STI CLASSIC VARIABLE TRUST (continued)
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)

Term of
Name, Address and	Position(s) Held	Office and Length
Date of Birth	with Trust	of Time Served	Principal Occupation(s) During the Past 5 Years

OFFICERS:

Julia Short	President and Chief	One-year; since July 2007	Managing Director, Product Manager, Trusco Capital Management, Inc.
50 Hurt Plaza	Executive Officer		(since 2004); Relationship Manager, SEI Investments (financial services)
Suite 1400			(1994-2004)
Atlanta, GA 30303
DOB 11/72

Deborah A. Lamb	Executive	One-year; since	Chief Compliance Officer, Managing Director, Trusco Capital
50 Hurt Plaza	Vice President;	September 2004; since	Management, Inc. (since 2003); President, Investment Industry
Suite 1400	Assistant	November 2003; since	Consultants, LLC (2000-2003)
Atlanta, GA 30303	Secretary; Chief	August 2004
DOB 10/52	Compliance Officer	(respectively)

Martin R. Dean	Treasurer; Chief	One-year;	Vice President, Fund Administration, BISYS Fund Services
3435 Stelzer Road	Financial Officer;	since March 2007
Columbus, OH 43219	Chief Accounting
DOB 11/63	Officer

Cynthia J. Surprise	Secretary and	One-year;	Senior Counsel, Legal Services, BISYS Fund Services (since 2004);
3435 Stelzer Road	Chief Legal Officer	since February 2005	Director and Counsel, Investors Bank & Trust Company (1999-2004)
Columbus, OH 43219
DOB 07/46

Jennifer A. English	Assistant	One-year;	Assistant Counsel, Legal Services, BISYS Fund Services (since 2005);
3435 Stelzer Road	Secretary	since November 2005	Assistant Counsel, PFPC, Inc. (2002-2005)
Columbus, OH 43219
DOB 03/72
The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-STI-FUND.

ADDITIONAL INFORMATION
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)
Expense Examples
As a shareholder of the STI Classic Variable Trust, you incur ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/01/07	6/30/07	1/01/07 - 6/30/07	1/01/07 - 6/30/07
Large Cap Core Equity Fund	$1,000.00	$1,084.20	$5.17	1.00%
Large Cap Growth Stock Fund	1,000.00	1,051.20	5.59	1.10
Large Cap Value Equity Fund	1,000.00	1,087.70	4.92	0.95
Mid-Cap Core Equity Fund	1,000.00	1,093.50	5.87	1.13
Small Cap Value Equity Fund	1,000.00	1,129.40	6.34	1.20

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
Hypothetical Example
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/01/07	6/30/07	1/01/07 - 6/30/07	1/01/07 - 6/30/07
Large Cap Core Equity Fund	$1,000.00	$995.04	$4.95	1.00%
Large Cap Growth Stock Fund	1,000.00	994.55	5.44	1.10
Large Cap Value Equity Fund	1,000.00	995.29	4.70	0.95
Mid-Cap Core Equity Fund	1,000.00	994.40	5.59	1.13
Small Cap Value Equity Fund	1,000.00	994.05	5.93	1.20

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

ADDITIONAL INFORMATION (continued)
STI CLASSIC VARIABLE TRUST June 30, 2007
(Unaudited)
Proxy Voting
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-STI-FUND. The information is also included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sticlassicfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.sticlassicfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.
Portfolio Holdings Information
The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Investment Adviser:
Trusco Capital Management, Inc.
This information must be preceded or accompanied
by a current prospectus for each Fund described. An
investor should consider the Fund’s investment
objectives, risks, charges and expenses carefully
before investing or sending money. This and other
important information about STI Classic Variable Trust
can be found in the Fund’s prospectus. For additional
information please call 1-888-STI-FUND, or visit
www.sticlassicfunds.com. Please read the prospectus
carefully before investing.
Distributor:
Foreside Distribution Services, L.P.
Not FDIC Insured • No Bank Guarantee • May Lose Value

Item 2. Code of Ethics.
Not applicable – only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable – only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable – only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable
(b) Certifications pursuant to Rule 30a-2(a) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Variable Trust

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer, STI Classic Variable Trust

Date August 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer, STI Classic Variable Trust

Date August 28, 2007

By (Signature and Title)*	/s/ Julia Short

Julia Short, President, STI Classic Variable Trust

Date August 28, 2007

*	Print the name and title of each signing officer under his or her signature.